Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Maintaining sufficient protection against the increasing risks associated with cybercrime is one of the key challenges to the commercial world. Oversight of cybersecurity risks is the responsibility of our Chief Executive Officer, with support from IT personnel responsible for the day-to-day administration of our information security controls and risk management processes.

Our Chief Executive Officer plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. Our IT personnel are responsible for day-to-day risk management processes.

We maintain a cybersecurity manual and related internal policies that establish technical and administrative safeguards, including access controls, multi-factor authentication, system monitoring, encryption protocols and timely security updates, as well as employee training and awareness programs. The manual sets forth data classification standards and formal procedures for the identification, reporting, containment and remediation of cybersecurity incidents, designed to facilitate timely and effective response to potential threats.

As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect us, including our business strategy, financial condition, or operational results.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	the increasing risks associated with cybercrime is one of the key challenges
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect us, including our business strategy, financial condition, or operational results.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false